Long-term bank loans	6 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
Long-term bank loans

8.               Long-term bank loans:

Details of the Company’s credit facilities are discussed in Note 8 of the Company’s consolidated financial statements for the year ended December 31, 2022, included in the 2022 Annual Report and supplemented by the below new activities during the six-month period ended June 30, 2023.

As further discussed in Note 19a) and Note 8 of the Company’s consolidated financial statements for the year ended December 31, 2022, included in the 2022 Annual Report, on January 13, 2023, the Company drew down the amounts of $22,829 and $24,171, under the two tranches available of the “Standard Chartered $47,000 Facility”.

In addition to the scheduled repayments during the six-month period ended June 30, 2023, on March 10, 2023 the Company prepaid an amount of $18,236 corresponding to the outstanding loan amount of the vessel Star Pavlina under the ING $310,600 Facility following the developments around the said vessel discussed in Note 5 above. In addition, in view of their agreed sales, as further discussed in Note 5 above, the Company prepaid i) on March 29, 2023, an amount of $26,207 corresponding to the outstanding loan amount of the vessels Star Borealis and Star Polaris under the DNB $107,500 Facility and ii) on June 27, 2023, an amount of $6,256 corresponding to the outstanding loan amount of the vessel Star Columba under the Citi $100,000 Facility.

8.        Long-term bank loans - continued:

In March 2023, the Company entered into a committed term sheet with Skandinaviska Enskilda Banken AB for a loan facility of up to $30,000 (the “SEB $30,000 Facility”) which was signed on May 25, 2023. The facility amount of $30,000 was drawn on May 30, 2023 and was used to replenish the funds used by the Company in May 2023 to prepay the outstanding loan amount of the vessel Star Aquarius of $13,125 and the outstanding lease amount of the vessel Star Pisces of $12,418. The SEB $30,000 Facility was drawn in two equal tranches, each repayable in 20 equal consecutive quarterly installments of $413 and a balloon payment of $6,750 due in May 2028, along with the last installment. The loan is secured by first priority mortgages on the vessels Star Aquarius and Star Pisces.

In March 2023, the Company entered into a committed term sheet with Nordea Bank Abp for a loan facility of up to $50,000 (the “Nordea $50,000 Facility”), which was signed on July 10, 2023. The facility amount was drawn on July 12, 2023 and was used to replenish the funds used by the Company in May 2023 to prepay the outstanding loan amount under the DSF $55,000 Facility of the vessels Star Eleni and Star Leo, of $42,308, in aggregate. The Nordea $50,000 Facility was drawn in two equal tranches, each repayable in 20 equal consecutive quarterly installments of $521 and a balloon payment of $14,583 due in July 2028, along with the last installment. The loan is secured by first priority mortgages on the vessels Star Eleni and Star Leo.

The Company’s credit facilities contain financial covenants and undertakings, a summary of which is included in Note 8 of the Company’s consolidated financial statements for the year ended December 31, 2022, included in the 2022 Annual Report.

As of December 31, 2022 and June 30, 2023, the Company was required to maintain minimum liquidity, not legally restricted, of $64,000 and $63,000, respectively, which is included within “Cash and cash equivalents” in the consolidated balance sheets. In addition, as of December 31, 2022 and June 30, 2023, the Company was required to maintain a minimum liquidity, legally restricted, of $16,590 and $16,204, respectively, and is included within “Restricted cash, current and non-current” in the consolidated balance sheets.

As of June 30, 2023, the Company was in compliance with the applicable financial and other covenants contained in its credit facilities and lease financings as described in Note 7.

The principal payments required to be made after June 30, 2023 for the Company’s then-outstanding bank loans, are as follows:

Twelve month periods ending	Amount
June 30, 2024	$205,192
June 30, 2025	143,921
June 30, 2026	226,400
June 30, 2027	199,251
June 30, 2028	173,098
June 30, 2029 and thereafter	43,589
Total Long-term bank loans	$991,451
Unamortized loan issuance costs	(7,235)
Total Long-term bank loans, net	$984,216
Current portion of long-term bank loans	205,192
Long-term bank loans, net of current portion and unamortized loan issuance costs	779,024

8.        Long-term bank loans - continued:

As of June 30, 2023, all of the Company’s bank loans bear interest at SOFR plus a margin, with the exception of five of them which are expected to have been transitioned to SOFR by August 2023. In addition, following a number of interest rate swaps that it has entered into, the Company has converted a total of $431,559 of its outstanding debt as of June 30, 2023 from floating benchmark rate to an average fixed rate of 40 bps with average maturity of 1.2 years. The weighted average interest rate (including the margin) related to the Company’s existing bank loans and lease financings (Note 7) for the six-month periods ended June 30, 2022 and 2023 was 2.82% and 4.67%, respectively.

The amounts of “Interest and finance costs” included in the unaudited interim condensed consolidated income statements are analyzed as follows:

	Six months ended June 30,
	2022	2023
Interest on financing agreements	$21,718	$43,323
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other Comprehensive Income (Note 13)	(633)	(14,412)
Amortization of debt (loan & lease) issuance costs	2,641	1,990
Other bank and finance charges	582	830
Interest and finance costs	$24,308	$31,731

During the six-month period ended June 30, 2023, the Company wrote off an amount of $785 of unamortized debt issuance costs and incurred other expenses of $103, mainly in connection with the loan prepayments discussed above, which are included under “Gain/(Loss) on debt extinguishment, net” in the unaudited interim condensed consolidated income statement for the corresponding period.